Schedule of tax loss carryforwards expire (Details) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Loss Carryforwards [Line Items]
Total	€ 66,858,728	€ 57,167,652	€ 48,679,000
No Expiration Date [Member]
Operating Loss Carryforwards [Line Items]
Total	5,487,085	5,487,085	5,487,085
No expiration date - DL 98/2011 [Member]
Operating Loss Carryforwards [Line Items]
Total	€ 61,371,643	€ 51,680,567	€ 43,191,915